Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Sep. 30, 2020
Other Income and Expenses [Abstract]
Schedule of prepaid expenses and other current assets
	As of September 30,
	2019	2020
Prepaid IPO related expense(1)	$-	$759,365
Receivable from disposal of property and equipment	-	342,023
Prepaid rental fee	65,439	67,937
Receivable from disposal of a production line(2)	1,056,400	14,394
Loans to third parties	198,333	-
Others	86,245	67,924
Less: allowance for doubtful accounts	-	(14,394)
Prepaid expenses and other current assets	$1,406,417	$1,237,249
(1)	The balance represented prepaid professional fee for initial public offering (“IPO”), which will be deducted from the proceeds of IPO upon the completion of IPO, which was completed on January 28, 2021 (see Note 19).
(2)	The balance represented the receivable from the disposal of the production line of battery cells, which mainly consisted of the consideration receivable of $738,284 and the technical consulting fee receivable of $318,116. The Company collected $1,042,006 for the year ended September 30, 2020 and the remaining $14,394 was considered as allowance for doubtful accounts as of September 30, 2020. The Company recorded allowance for doubtful accounts of $nil, $nil and $14,533 for the years ended September 30, 2018, 2019 and 2020, respectively.